Fair Value of Financial Assets and Liabilities - Schedule of Determination of the Fair Value of Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
ASSETS
Financial assets	$ 35,555,723	$ 33,599,027
LIABILITIES
Financial liabilities	33,328,731	32,265,986
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	7,576,095	6,197,406
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	424,358	154,232
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	466,006	638,851
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	10,097,443	11,433,064
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	2,925,587	3,673,591
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	4,918,423	3,798,978
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,762,840	6,204,856
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Lease obligations [member]
LIABILITIES
Financial liabilities	115,544	151,885
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	42,435	13,123
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	3,473,392	3,089,072
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash items in process of collection [member]
ASSETS
Financial assets	438,496	173,192
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	332,724	582,710
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,660,450	3,970,899
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	23,795,548	21,576,108
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	187,455	111,542
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	606,178	105,580
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial derivative contracts [member]
ASSETS
Financial assets	2,980,926	3,982,803
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Interbank loans [member]
ASSETS
Financial assets	80,554	7,121
Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	6,974,100	8,536,412
LIABILITIES
Financial liabilities	2,925,587	3,673,591
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	2,925,587	3,673,591
Recurring Fair Value Measurement [Member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	332,724	582,710
Recurring Fair Value Measurement [Member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,660,450	3,970,899
Recurring Fair Value Measurement [Member] | Financial derivative contracts [member]
ASSETS
Financial assets	2,980,926	3,982,803
LIABILITIES
Financial liabilities	2,925,587	3,673,591
Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	28,905,337	26,253,170
LIABILITIES
Financial liabilities	30,181,177	29,867,341
Non-Recurring Fair Value Measurement [Member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	7,576,095	6,197,406
Non-Recurring Fair Value Measurement [Member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	424,358	154,232
Non-Recurring Fair Value Measurement [Member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	466,006	638,851
Non-Recurring Fair Value Measurement [Member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	10,009,988	11,574,924
Non-Recurring Fair Value Measurement [Member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	4,915,814	3,794,375
Non-Recurring Fair Value Measurement [Member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,639,917	7,330,126
Non-Recurring Fair Value Measurement [Member] | Lease obligations [member]
LIABILITIES
Financial liabilities	106,564	164,304
Non-Recurring Fair Value Measurement [Member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	42,435	13,123
Non-Recurring Fair Value Measurement [Member] | Cash and deposits in banks [member]
ASSETS
Financial assets	3,473,392	3,089,072
Non-Recurring Fair Value Measurement [Member] | Cash items in process of collection [member]
ASSETS
Financial assets	438,496	173,192
Non-Recurring Fair Value Measurement [Member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	24,119,631	22,767,597
Non-Recurring Fair Value Measurement [Member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	187,086	110,608
Non-Recurring Fair Value Measurement [Member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	606,178	105,580
Non-Recurring Fair Value Measurement [Member] | Interbank loans [member]
ASSETS
Financial assets	$ 80,554	$ 7,121